Leases - Schedule of Supplemental Information Related To Operating Leases (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating cash flows – cash paid relating to operating leases	$ 344
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 104
Weighted-average remaining lease term – operating leases, in years	11 years
Weighted-average discount rate – operating leases	4.80%